Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Vessels Cost, Beginning Balance	$ 103,137
Vessels Cost, Ending Balance	103,137
Accumulated Depreciation, Beginning Balance	(21,718)
Accumulated Depreciation, Depreciation	(2,841)
Accumulated Depreciation, Ending Balance	(24,559)
Vessels, Beginning Balance	81,419
Depreciation	(2,841)
Disposal	0
Vessels held for sale	0
Vessel impairment charge	0
Vessels, Ending Balance	$ 78,578